UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 15.2%
Auto Components 0.7%
Gentex Corp.	29,800	535,804
Diversified Consumer Services 0.8%
Capella Education Co.* (a)	7,600	618,260
Hotels Restaurants & Leisure 1.4%
Buffalo Wild Wings, Inc.* (a)	20,790	760,498
Red Robin Gourmet Burgers, Inc.* (a)	19,500	334,620

		1,095,118
Media 1.3%
Cinemark Holdings, Inc. (a)	77,900	1,024,385
Specialty Retail 8.3%
Advance Auto Parts, Inc.	21,400	1,073,852
Children's Place Retail Stores, Inc.*	24,700	1,087,294
DSW, Inc. "A"* (a)	42,300	950,058
Guess?, Inc.	33,800	1,055,912
hhgregg, Inc.* (a)	37,400	872,168
Urban Outfitters, Inc.* (a)	36,800	1,265,552

		6,304,836
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc.*	24,200	635,250
Deckers Outdoor Corp.*	2,600	371,462
True Religion Apparel, Inc.* (a)	46,500	1,026,255

		2,032,967
Consumer Staples 4.2%
Food Products
American Italian Pasta Co. "A"* (a)	7,900	417,673
Darling International, Inc.*	74,300	557,993
Diamond Foods, Inc. (a)	25,800	1,060,380
Green Mountain Coffee Roasters, Inc.* (a)	45,900	1,179,630

		3,215,676
Energy 6.9%
Energy Equipment & Services 1.8%
Dril-Quip, Inc.*	11,100	488,622
Superior Well Services, Inc.* (a)	30,600	511,632
T-3 Energy Services, Inc.*	11,500	320,850

		1,321,104
Oil, Gas & Consumable Fuels 5.1%
BPZ Resources, Inc.* (a)	85,400	354,410
Carrizo Oil & Gas, Inc.* (a)	18,340	284,820
Clean Energy Fuels Corp.* (a)	31,700	473,598
Cloud Peak Energy, Inc.* (a)	25,400	336,804
Concho Resources, Inc.*	11,300	625,229
EXCO Resources, Inc. (a)	25,510	372,701
Goodrich Petroleum Corp.* (a)	16,900	202,800
Northern Oil & Gas, Inc.* (a)	51,400	659,976
Rosetta Resources, Inc.* (a)	30,200	598,262

		3,908,600
Financials 5.8%
Capital Markets 1.0%
Stifel Financial Corp.* (a)	16,700	724,613
Commercial Banks 1.7%
East West Bancorp., Inc. (a)	37,500	571,875
Prosperity Bancshares, Inc.	21,800	757,550

		1,329,425
Consumer Finance 1.4%
Dollar Financial Corp.* (a)	55,000	1,088,450
Diversified Financial Services 1.7%
Portfolio Recovery Associates, Inc.* (a)	19,190	1,281,508
Health Care 22.6%
Biotechnology 6.9%
Alexion Pharmaceuticals, Inc.* (a)	23,500	1,202,965
Halozyme Therapeutics, Inc.* (a)	117,000	823,680
Human Genome Sciences, Inc.* (a)	35,256	798,901
ImmunoGen, Inc.* (a)	73,200	678,564
Incyte Corp.* (a)	29,000	321,030
InterMune, Inc.* (a)	12,100	113,135
Regeneron Pharmaceuticals, Inc.* (a)	35,400	790,128
United Therapeutics Corp.* (a)	11,300	551,553

		5,279,956
Health Care Equipment & Supplies 3.6%
Accuray, Inc.* (a)	48,600	322,218
Kinetic Concepts, Inc.* (a)	25,500	931,005
Thoratec Corp.* (a)	34,700	1,482,731

		2,735,954
Health Care Providers & Services 3.0%
Genoptix, Inc.* (a)	23,400	402,480
Gentiva Health Services, Inc.*	31,700	856,217
Owens & Minor, Inc.	34,900	990,462

		2,249,159
Health Care Technology 3.8%
athenahealth, Inc.* (a)	12,300	321,399
Cerner Corp.* (a)	9,900	751,311
Merge Healthcare, Inc.* (a)	85,769	251,303
SXC Health Solutions Corp.*	22,000	1,611,500

		2,935,513
Pharmaceuticals 5.3%
Biovail Corp. (a)	43,100	829,244
Flamel Technologies SA (ADR)*	67,619	470,629
Par Pharmaceutical Companies, Inc.*	27,900	724,284
Questcor Pharmaceuticals, Inc.*	157,700	1,610,117
VIVUS, Inc.* (a)	45,500	436,800

		4,071,074
Industrials 15.0%
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	33,140	842,750
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*	14,200	674,500
Commercial Services & Supplies 1.5%
EnerNOC, Inc.* (a)	36,300	1,141,272
Construction & Engineering 0.5%
MYR Group, Inc.* (a)	25,000	417,250
Electrical Equipment 3.7%
A-Power Energy Generation Systems Ltd.* (a)	57,800	411,536
AZZ, Inc. (a)	14,700	540,519
Baldor Electric Co.	31,200	1,125,696
General Cable Corp.* (a)	27,800	740,870

		2,818,621
Machinery 4.2%
Ampco-Pittsburgh Corp.	20,100	418,683
Badger Meter, Inc. (a)	26,600	1,029,154
RBC Bearings, Inc.*	42,100	1,220,479
Terex Corp.* (a)	29,200	547,208

		3,215,524
Professional Services 2.4%
FTI Consulting, Inc.* (a)	26,700	1,163,853
TrueBlue, Inc.*	61,800	691,542

		1,855,395
Road & Rail 0.7%
Genesee & Wyoming, Inc. "A"*	13,500	503,685
Information Technology 24.1%
Communications Equipment 2.0%
Polycom, Inc.* (a)	32,500	968,175
Riverbed Technology, Inc.*	20,100	555,162

		1,523,337
Computers & Peripherals 0.8%
Lexmark International, Inc. "A"*	17,500	578,025
Electronic Equipment, Instruments & Components 1.0%
Itron, Inc.*	12,570	777,077
Internet Software & Services 3.6%
Digital River, Inc.* (a)	42,500	1,016,175
MercadoLibre, Inc.*	19,500	1,024,725
NIC, Inc. (a)	46,800	299,988
VistaPrint NV* (a)	8,100	384,669

		2,725,557
IT Services 4.1%
Forrester Research, Inc.*	39,500	1,195,270
hiSoft Technology International Ltd. (ADR)*	36,500	379,600
iGATE Corp.	95,000	1,217,900
Telvent GIT SA* (a)	21,700	362,390

		3,155,160
Semiconductors & Semiconductor Equipment 4.3%
Atheros Communications*	16,300	448,902
Cavium Networks, Inc.* (a)	28,450	745,106
Netlogic Microsystems, Inc.* (a)	46,100	1,253,920
Novellus Systems, Inc.*	33,600	852,096

		3,300,024
Software 8.3%
ArcSight, Inc.*	41,200	922,468
CommVault Systems, Inc.*	37,900	852,750
Concur Technologies, Inc.* (a)	26,100	1,113,948
Epicor Software Corp.*	66,500	531,335
Sourcefire, Inc.* (a)	30,700	583,300
Taleo Corp. "A"*	46,200	1,122,198
VanceInfo Technologies, Inc. (ADR)* (a)	51,700	1,203,576

		6,329,575
Materials 3.1%
Metals & Mining 2.0%
North American Palladium Ltd.* (a)	95,500	297,005
Randgold Resources Ltd. (ADR)	3,300	312,675
Thompson Creek Metals Co., Inc.* (a)	51,900	450,492
Vista Gold Corp.* (a)	56,300	95,710
Walter Energy, Inc.	5,200	316,420

		1,472,302
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc.	16,900	852,606
Telecommunication Services 0.9%
Wireless Telecommunication Services
Syniverse Holdings, Inc.* (a)	31,800	650,310

Total Common Stocks (Cost $62,118,451)		74,585,372
Warrants 0.0%
Information Technology
Lantronix, Inc., Expiration Date 2/9/2011* (Cost $0)	865	722
Securities Lending Collateral 48.1%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $36,687,180)	36,687,180	36,687,180
Cash Equivalents 4.1%
Central Cash Management Fund, 0.21% (b) (Cost $3,155,069)	3,155,069	3,155,069

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $101,960,700) †	150.0	114,428,343
Other Assets and Liabilities, Net	(50.0)	(38,141,875)

Net Assets	100.0	76,286,468

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $102,725,500.  At June 30, 2010, net unrealized appreciation  for all securities based on tax cost was $11,702,843.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,307,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,604,559.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $35,484,644 which is 46.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$74,585,372	$—	$—	$74,585,372
Warrants	—	—	722	722
Short-Term Investments(d)	39,842,249	—	—	39,842,249
Total	$114,427,621	$—	$722	$114,428,343

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Warrants
Balance as of September 30, 2009	$24
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	698
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2010	$722
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$698

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010